Borrowings and other financial liabilities - Summary of borrowings and other financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	$ 13,408	$ 13,341
Total other current financial liabilities	607	1,372
Total other financial liabilities	0	247
Non-current portion of non-current borrowings	13,247	13,093
Current borrowings	584	1,022
Total borrowings	13,831	14,115
Current borrowings and current portion of non-current borrowings	607	1,372
Borrowings and other financial liabilities	14,015	14,713
Derivative financial instruments
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	161	248
Total other current financial liabilities	23	103
Total other financial liabilities	184	351
Other financial liabilities
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	0	0
Total other current financial liabilities	0	247
Total other financial liabilities	0	247
Total other financial liabilities
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	161	248
Total other current financial liabilities	23	350
Total other financial liabilities	$ 184	$ 598